Cost of Revenue (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cost of Revenue [Line Items]
Cost of sales	€ 4,188,028	€ 5,115,942
Related Parties [Member]
Cost of Revenue [Line Items]
Cost of sales	€ 0	€ 0